Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	ALTO NEUROSCIENCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41944
Entity Tax Identification Number	83-4210124
Entity Address, Address Line One	650 Castro Street, Suite 450
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	650
Local Phone Number	200-0412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ANRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001999480
Amendment Flag	false